Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Schedule of Interest Rate Derivatives

Our cash flow hedge position related to the interest rate cap derivative instrument is as follows:

	Balance Sheet Classification	December 26, 2020	December 28, 2019
Derivatives designated as hedging instruments:
Interest rate cap, non-current portion	Other non-current assets	$—	$90
Interest rate cap, current portion	Other current liabilities	(181)	(180)
Interest rate cap, non-current portion	Other long-term liabilities	(346)	(645)
Total derivative liabilities designated as hedging instruments		$(527)	$(735)

European Wax Center, Inc. and Subsidiaries
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Schedule of Interest Rate Derivatives

	Balance Sheet Classification	September 25,2021	December 26,2020
Derivatives designated as hedging instruments:
Interest rate cap, current portion	Other current liabilities	$(184)	$(181)
Interest rate cap, non-current portion	Other long-term liabilities	(232)	(346)
Total derivative liabilities designated as hedging instruments		$(416)	$(527)

Schedule of Net Unrealized Gain Recognized in Other Comprehensive Income ("OCI")

	Net Unrealized Gain (Loss) Recognized in OCI
	Thirteen Weeks	Thirteen Weeks	Thirty-Nine	Thirty-Nine
	Ended	Ended	Weeks Ended	Weeks Ended
	September 25,	September 26,	September 25,	September 26,
	2021	2020	2021	2020
Derivatives designated as hedging instruments:
Interest rate cap	$(128)	$30	$111	$107
Total	$(128)	$30	$111	$107